[ALLIANZ LOGO} ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST




AZL FIRST TRUST TARGET DOUBLE PLAY FUND
AZL TARGETPLUS EQUITY FUND


PROSPECTUS DATED JANUARY 23, 2007




Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.


This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contract(s) or variable life insurance policy(ies) that invest in the Funds.


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QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

AZL is a registered trademark of Allianz SE (formerly "Allianz AG"), which is the ultimate owner of the Manager.





















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              Not FDIC Insured o May Lose Value o No Bank Guarantee
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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007



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TABLE OF CONTENTS                                             ALLIANZ VIP FUNDS
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TABLE OF CONTENTS

OVERVIEW......................................................................3


RISK/RETURN SUMMARY...........................................................4
    AZL FIRST TRUST TARGET DOUBLE PLAY FUND...................................4
    AZL TARGETPLUS EQUITY FUND................................................8


MORE ABOUT THE FUNDS.........................................................14

FUND MANAGEMENT..............................................................14
    THE MANAGER..............................................................14
    THE SUBADVISER...........................................................14
    DUTIES OF THE MANAGER AND SUBADVISER.....................................15
    FEES.....................................................................16
    ADDITIONAL SERVICES TO THE FUNDS.........................................16
    THE ADMINISTRATOR AND DISTRIBUTOR........................................16
    THE CUSTODIAN............................................................16
    LICENSING ARRANGEMENTS...................................................16


SHAREHOLDER INFORMATION......................................................19
    PRICING OF FUND SHARES...................................................19
    PURCHASE AND REDEMPTION OF SHARES........................................19
    MARKET TIMING............................................................20
    DISTRIBUTION (12B-1) FEES................................................22
    DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................22



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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007

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OVERVIEW                                                    ALLIANZ VIP FUNDS
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OVERVIEW
This prospectus describes two separate investment portfolios (together, the "Funds" and each individually, a "Fund") of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The Funds are managed by Allianz Life Advisers, LLC (the "Manager"), which in turn has contracted with and compensates First Trust Advisors L.P. ("First Trust" or the "Subadviser") to manage the assets of the Funds including making investment decisions for the Funds. The Manager selected the Subadviser, with the oversight of the Board of Trustees of the VIP Trust (the "Board of Trustees" or "Trustees"), based on the Subadviser's experience with the investment strategies for the Funds. The Manager monitors the compliance of the Subadviser with the investment objectives and related policies of each Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Trustees.

The Funds may have a name, investment objective, investment strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds. However, the asset size, portfolio composition, fees, and expenses of the Funds may be different from those of the similar funds, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.


The AZL TargetPLUS Equity Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), this Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Board of Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.


The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain fees and expenses.



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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007
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RISK/RETURN SUMMARY                AZL FIRST TRUST TARGET DOUBLE PLAY FUND
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RISK/RETURN SUMMARY

AZL FIRST TRUST TARGET DOUBLE PLAY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL First Trust Target Double Play Fund is total return. This objective may be changed by the Trustees of the Fund without shareholder approval.


The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on two separate strategies. Approximately one-half of the common stocks in the Fund's portfolio are selected using the DowSM Target Dividend Strategy, and the other one-half are selected using the Value Line(R) Target 25 Strategy. While both of these strategies seek to provide above-average total return, each strategy follows a different principal investment strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.


The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For both strategies, the Subadviser generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and or when required by cash flow activity in the Fund. The Subadviser may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the two strategies according to the approximate current percentage relationship among the stocks.


Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected through application of the investment strategy described above, the Subadviser will depart from the Fund's investment strategy in order to comply with this limitation. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the investment strategy.

THE DOW(SM) TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by 20 companies that are expected to provide income and have the potential for capital appreciation. The DowSM Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.


Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.


The Subadviser selects the common stocks of the 20 companies in the following manner:
o Starting with the 100 stocks in the Dow Jones Select Dividend Index, the Subadviser ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o The Subadviser then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.


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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007
                                     4
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VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for Timeliness. The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.


Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.



The Subadviser selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, the Subadviser removes from consideration the stocks of companies considered to be securities related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o The Subadviser then ranks the remaining stocks from best (1) to worst (100) on the following four factors:
    o Consistent growth based on 6-month, and
    o 12-month price appreciation, and
    o Profitability based on return on assets, and
    o Value based on their price to cash flow.
o The Subadviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.



The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.


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PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:

MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the placecountry-regionUnited States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.


INVESTMENT STRATEGY RISK: Investment strategy risk is the chance that Subadviser's strategies for selecting securities for the Fund's portfolio will cause the Fund to underperform other funds with similar investment objectives. One of the Fund's principal investment strategies involves selecting common stocks of companies that have experienced certain rate of growth in return on assets and a lower, but positive price-to-book ratio. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will continue to experience continued growth in return on assets. The other principal investment strategy involves ranking and selecting stocks based on their prospective price performance. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will actually perform better than other stocks.


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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007
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CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.


NON-DIVERSIFICATION: The Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.


DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.


LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.


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WHO MAY WANT TO INVEST?
Consider investing in the Fund if you are:
o Investing for long-term goals, such as retirement
o Seeking long-term growth of capital
o More comfortable with established, well-known companies

This Fund will not be appropriate for someone:
o Looking primarily for regular income
o Seeking safety of principal


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PERFORMANCE INFORMATION
The performance of a fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. The Fund is a new fund for which a full calendar year's performance is not yet available.


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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007
                                     6
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FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                  0.60%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses (2)                           0.97%
Fee Waiver(2)                                                      0.18%
Net Annual Fund Operating Expenses(2)                              0.79%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2008.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits then in effect. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the previous three years.


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $81                $286




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ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER
INVESTMENTS, AND RISKS OF THE FUND


The performance of the Fund will depend on the Subadviser's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007
                                     7
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RISK/RETURN SUMMARY                              AZL TARGET PLUS EQUITY FUND
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AZL TARGETPLUS EQUITY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL TargetPLUS Equity Fund is total return. This objective may be changed by the Trustees of the Fund without shareholder approval.


The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate strategies.
o 20% in the DowSM Target Dividend Strategy,
o 20% in the Value Line(R) Target 25 Strategy,
o 20% in the Target Small-Cap 15 Strategy,
o 20% in the Global Dividend Target 15 Strategy, and
o 20% in the NYSE(R) International Target 25 Strategy


While each of the strategies included in the Fund also seeks to provide above-average total return, each follows a different investment strategy. The allocation is intended to optimize each strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.


The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, the Subadviser generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and/or when required by cash flow activity in the Fund. The Subadviser may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the stocks.


Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Subadviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW(SM) TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by 20 companies that are expected to provide income and have the potential for capital appreciation. The DowSM Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.


Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.


The Subadviser selects the common stocks of the 20 companies in the following manner:
o Starting with the 100 stocks in the Dow Jones Select Dividend Index, the Subadviser ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.


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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007
                                     8
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o The Subadviser then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.


VALUE LINE(R) TARGET 25 STRATEGY
The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.


Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.



The Subadviser selects the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, the Subadviser removes from consideration the stocks of companies considered to be securities related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.
o   The Subadviser then ranks the remaining stocks from the best (1) to worst
    (100) on the following four factors:
    o   Consistent growth based on 6-month, and
    o   12-month price appreciation, and
    o   Profitability based on return on assets, and
    o   Value based on their price to cash flow.
o The Subadviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.



The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.


The Subadviser selects the stocks of the 15 companies for this strategy in the following manner:
o The Subadviser begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) at the close of business on or about the last trading day prior to the Stock Selection Date.
o The Subadviser then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
o The Subadviser then selects those stocks with positive three-year sales growth.
o From those stocks, the Subadviser selects the stocks whose most recent annual earnings are positive.
o The Subadviser eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
o Finally, the Subadviser selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).



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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007
                                     9
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GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial AverageSM (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng IndexSM. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. The Subadviser selects the common stocks for this strategy in the following manner:

o The Subadviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

o The Subadviser determines the ten companies in each of the DJIA, the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and


o From those companies, the Subadviser then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.


Companies whose removal from the DJIA, the FT 30 Index or the Hang Seng Index has been announced as of the Stock Selection Date will be removed from the universe of securities from which stocks are selected.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY
The NYSE(R) International Target 25 Strategy seeks to achieve its objective by investing in foreign companies in an effort to increase diversification, reduce volatility, and provide the potential for enhanced performance. This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 IndexSM. The NYSE International 100 Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.


The Subadviser selects the stocks of the 25 companies for this strategy in the following manner:
o The Subadviser begins with the stocks included in the Index on or about the Stock Selection Date.
o The Subadviser then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o The Subadviser then ranks the remaining stocks based on two factors:
  o Price-to-book ratio, and
  o Price-to-cash flow ratio.
  Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, the Subadviser then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two ratios.


Companies that, as of the Stock Selection Date, the NYSE has announced will be removed from the NYSE International 100 Index will be removed from the universe of securities from which the 25 stocks are selected.



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The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and
AZL First Trust Target Double Play Fund Prospectus January 23, 2007

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:

MARKET RISK: Because the Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


INVESTMENT STRATEGY RISK: Certain strategies involve selecting common stocks that have high dividend yields relative to other common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.


Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.


Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.


LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.

FOREIGN RISK: Because the Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. All of the securities in the NYSE International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.

SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

CURRENCY RISK: The value of the Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.


LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the Fund may have to change its investment strategies.


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information (SAI).


--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
Consider investing in the Fund if you are:
o Investing for long-term goals, such as retirement
o Seeking long-term growth of capital
o More comfortable with established, well-known companies

This Fund will not be appropriate for someone:
o Looking primarily for regular income
o Seeking safety of principal

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance of a fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. The Fund is a new fund for which a full calendar year's performance is not yet available.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


Management Fee(1)                                                  0.60%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses(2)                            0.97%
Fee Waiver(2)                                                      0.18%
Net Annual Fund Operating Expenses(2)                              0.79%

(1) The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2008.
(2) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2008. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits then in effect. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the previous three years.



Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


      1 YEAR            3 YEARS
       $81                $286




--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS, AND RISKS OF THE FUND


The performance of the Fund will depend on the Subadviser's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------

MORE ABOUT THE FUNDS
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:


FUND MANAGEMENT
--------------------------------------------------------------------------------
THE MANAGER
Allianz Life Advisers, LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement with the VIP Trust. The Manager has entered into a subadvisory agreement with the Subadviser to manage the assets of the Funds. The Subadviser manages the portfolio securities of the Funds and provides additional services including research, selection of brokers and similar services. The Manager compensates the Subadviser for its services as provided in the subadvisory agreement. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreement with the Subadviser can be found in the SAI and will be available in the Funds' Semi-Annual Reports for the period ending June 30, 2007.


The Manager has entered into an agreement with the Subadviser whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in this prospectus to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement or if any portion of the assets of either or both Funds are placed under the management of the Manager or another asset manager.


The Manager was established as an investment adviser by Allianz Life Insurance Company of placeNorth America in April 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust, which as of September 30, 2006, had aggregate assets of $6.9 billion. The Manager monitors and reviews the activities of each of the subadvisers. In addition, the Manager constantly evaluates possible additional or alternative Subadvisers for the Trust. Currently, the Manager's only client other than the Trust is the Allianz Variable Insurance Products Fund of Funds Trust.


The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.



--------------------------------------------------------------------------------
THE SUBADVISER
First Trust Advisors L.P. ("First Trust"), located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is responsible for managing the investment strategies used by both of the Funds, subject to the supervision of the Manager and the Board of Trustees. No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

First Trust and First Trust Portfolios L.P., an affiliate of First Trust, were established in 1991 and at September 30, 2006, had approximately $26.5 billion in assets under management and supervision, of which approximately $1.1 billion was invested in trusts serving as underlying funds for variable annuity and insurance contracts.

THE PORTFOLIO MANAGERS OF THE SUBADVISER
MR. LINDQUIST rejoined First Trust in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management, Inc. from 2000 to 2003 and is a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. ("FTP"). Mr. Lindquist is Chairman of the First Trust Investment Committee and presides over First Trust Investment Committee meetings.



--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

MR. CAREY has been with First Trust for 14 years and is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the First Trust Investment Committee on market conditions and First Trust's general investment philosophy.

MR. ERICKSON has been with First Trust for 12 years and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

MR. MCGAREL has been with First Trust for 8 years and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

MR. TESTIN has been a Senior Vice President of First Trust since August 2001. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group for the Funds' portfolios.



--------------------------------------------------------------------------------
DUTIES OF THE MANAGER AND SUBADVISER
With the oversight of the Board of Trustees, the Manager supervises the Funds and selects and monitors the Subadviser. Pursuant to a subadvisory agreement, the Subadviser provides certain services and manages the portfolio securities of the Funds including determining which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Subadviser, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadviser is included in the SAI.

The Manager is paid a management fee as set forth under "Fees" below, by the Funds for its services. Any fees paid to the Subadviser are paid by the Manager from this management fee.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
O   hire one or more subadvisers;
O   change subadvisers; and
O   reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
O   its shareholders; or
O the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.


The Manager is a subsidiary of Allianz SE (formerly Allianz AG Holding), one of the world's largest insurance and financial services companies. Allianz SE is headquartered in placeCityMunich, country-regionGermany and has operations in 70 countries. As of September 30, 2006, Allianz SE had assets under management of more than $1.6 trillion. In placeNorth America, Allianz SE subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

--------------------------------------------------------------------------------
FEES
For its services, a contractual fee is payable to the Manager on an annual basis as a percentage of the Fund's net assets (including fees payable to the Subadviser) in the following amounts:


                                            PERCENTAGE OF AVERAGE
                                                 NET ASSETS
---------------------------------------------------------------------------
AZL FIRST TRUST TARGET DOUBLE PLAY FUND            0.60%*
---------------------------------------------------------------------------
---------------------------------------------------------------------------
AZL TARGETPLUS EQUITY FUND                         0.60%*
---------------------------------------------------------------------------


* The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2008.

ADDITIONAL SERVICES TO THE FUNDS

--------------------------------------------------------------------------------
THE ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services L.P., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the Funds' distributor.


--------------------------------------------------------------------------------
THE CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as custodian to the Fund. The Northern Trust Company is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund.

The SAI provides additional information about the services provided to the Funds.


--------------------------------------------------------------------------------
LICENSING ARRANGEMENTS
In order to use the names of certain companies and their products or services in the strategies used to manage them, the Funds rely on licenses granted to First Trust.


"The DowSM," "Dow Jones Industrial AverageSM," "DJIASM," and "Dow Jones Select Dividend IndexSM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and Allianz Life Advisers, LLC. Dow Jones does not sponsor, endorse, sell, or promote either of the Funds or the DowSM Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.


Neither of the Funds is sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of purchasing the Funds. Dow Jones' only relationship to First Trust and Allianz Life Advisers, LLC is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz Life Advisers, LLC, or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Funds to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the Funds.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ LIFE ADVISERS, LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ LIFE ADVISERS, LLC.


"Value Line," "The Value Line Investment Survey," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. The AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the AZL First Trust Target Double Play Fund or the AZL TargetPLUS Equity Fund. First Trust Advisors L.P., Allianz Life Advisers, LLC, and Allianz Life Insurance Company of placeNorth America are not affiliated with any Value Line Company.



Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the Funds, or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. The Funds' results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUNDS; OR (II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THESE FUNDS, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUNDS.

"NYSE(R)" is a registered trademark of, and "NYSE international 100 IndexSM" is a service mark of, the NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The AZL TargetPLUS Equity Fund's strategy, based in part on the NYSE International 100 Index(SM), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the Funds. NYSE Group, Inc. has no relationship to First Trust or Allianz Life Advisers, LLC, other than the licensing of the NYSE International 100 Index (the "Index") and its service marks for use in connection the Funds.


--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

NYSE GROUP, INC. DOES NOT:
o Sponsor, endorse, sell, or promote the Funds.
o Recommend that any person invest in the Funds or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the Funds.
o Have any responsibility or liability for the administration, management, or marketing of the Funds.
o Consider the needs of the Funds or the owners of the Funds in determining, composing, or calculating the Index or have any obligation to do so.


--------------------------------------------------------------------------------

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY,
O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
    O THE RESULTS TO BE OBTAINED BY THE FUNDS, THE OWNER OF THE FUNDS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF
        THE INDEX AND THE DATA INCLUDED IN THE INDEX;
    O   THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
    O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS,OMISSIONS, OR
  INTERRUPTIONS IN THE INDEX OR ITS DATA;
O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE
  LIABLE FOR ANY LOST PROFITS OR INDIRECT,
  PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.


THE LICENSING AGREEMENT THAT PERMITS THE TRUST TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE FUNDS IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

The publishers of the DJIA, the Dow Jones Select Dividend IndexSM, the FT30 Index, the Hang Seng Index, and the NYSE International 100 Index are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, or Allianz Life Insurance Company of North America and have not participated in creating the Funds, the strategies used to manage the Funds, or the selection of securities for the Funds. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.




--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------
PRICING OF FUND SHARES
The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

             NAV = (Total Assets - Liabilities) / Number of Shares Outstanding

Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Board of Trustees. If an event occurs after the pricing of a security has been established for these Funds that would likely cause the value of that security to change, the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.


-------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable for information on how to purchase a variable annuity contract, how to select specific VIP Funds as investment options for your contract and how to redeem monies from the Funds.


THE DISTRIBUTOR MAY REJECT A PURCHASE ORDER IF IT CONSIDERS IT IN THE BEST INTEREST OF THE FUND AND ITS SHAREHOLDERS. The factors considered by the Distributor will include those described under the "Market Timing" section below.


Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the per share NAV determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are processed at the next calculated NAV. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.




The right of purchase and redemption of Fund shares may also be restricted in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.


Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

--------------------------------------------------------------------------------
MARKET TIMING
The Funds are not designed for professional market timing organizations or other persons using programmed, large or frequent exchanges. Such activity may be disruptive to the Funds. For this reason, your ability to make transfers may be subject to modification if the Funds or the issuer of a variable annuity through which the Funds are sold determines, in their sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners.

Frequent transfers, programmed transfers, transfers into and then out of a Fund in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other persons with money allocated to a Fund. These risks and harmful effects include:
O dilution of the interests of long-term investors, if market timers or others transfer into the Fund at prices that are below their true value or transfer out of the Fund at prices that are higher than their true value;
O an adverse effect on portfolio management, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and
O   increased brokerage and administrative expenses.


Since the AZL TargetPLUS Equity Fund invests significantly in foreign securities and small cap securities, it may be particularly vulnerable to market timing. Market timing in Funds investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Market timing in Funds investing significantly in small cap securities may occur if market prices are not readily available for all of a Fund's holdings. Market timers may purchase shares of a fund based on events occurring after foreign market closing prices are established but before calculation of the Fund's NAV, or if they believe market prices for small cap securities are not accurately reflected by a Fund. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing. There can be no assurance that other pricing inefficiencies will not create market timing opportunities.

The Trust has adopted a policy that the Funds will not knowingly permit market timing. The Manager has put in place a process for attempting to detect and deter market timing activity. However, because the Funds are sold only through variable annuity contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be difficult to accomplish at the Fund level, and may be more effective and efficient at the separate account level than at the Fund level. As such, a significant amount of the activity of monitoring and restricting market timing activity may occur at the separate account level. It is possible that this dual monitoring of market timing activity and the allocation of significant responsibility to the issuing insurance company could subject persons allocating money to the Funds to risks. Dual monitoring could result in some owners of variable annuity contracts being treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly while others may bear the ill effects of this disruptive trading. Your variable annuity prospectus contains a description of the market timing detection and deterrence policy at the contract level.


The Funds and the separate accounts through which they are sold face certain obstacles in identifying and deterring excessive trading activity. Initially, it may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. As such, it may be only after sale of a contract and after a pattern of trading activity becomes apparent and is detected that restrictions may be put in place. In addition, there is currently no generally accepted definition of what constitutes unacceptable "market timing." Issuers generally adopt guidelines that attempt to define unacceptable activity based on the combined concept of "frequent", "large" trades. This may, however, be an imprecise test, and it can be expected that different funds sold through contracts may impose somewhat different standards. In addition, inappropriate transfers may involve both one of the Funds and a fund managed by a totally separate trust, with the result that the Funds may not be best positioned to identify inappropriate transfers. Moreover, contracts by their terms may permit a minimum number of transfers per year. The Funds anticipate that they will work actively with the issuers of contracts to monitor and regulate trading activity.

In the event that the Funds detect what they believe may constitute potentially disruptive trading, the Funds typically would notify the insurance company issuing the Contract that is engaging in the trading. The Funds and insurance company would come to an agreement regarding the action to take against the activities found to be inappropriate. When the Funds are satisfied with the

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007 proposed action, the insurance company would impose it. Such action may include restricting or prohibiting purchases or transfers into certain funds, or requiring that all purchases and transfer requests be sent by country-regionplaceU.S. mail. Due to the discretionary nature of our policies and restrictions, it is possible that they would not be imposed uniformly and as a result, some owners of the variable annuity contracts will be treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly while others may bear the ill effects of this disruptive trading.


In order to attempt to protect the Funds and the owners of contracts that invest in the Funds, the Manager has adopted certain market timing policies and procedures. Pursuant to these policies and procedures, the Manager can modify or restrict your transfer privileges for some or all of the Funds. The modifications and restrictions the Manager may apply include (but are not limited to):
O limiting the frequency of transfers by a contract owner (for example, prohibit more than one transfer a week, or more than two a month, etc.);
O restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges);
O requiring a minimum time period between each transfer (for example, prohibiting transfers into a particular Fund within a specified period of time after a transfer out of that Fund);
O not accepting transfer requests made for a specific contract or contract owner or his or her agent or by an asset allocation and/or market timing service;
O limiting the dollar amount of any purchase payment or transfer request that a contract owner may apply to the purchase of shares of any Fund at any one time;
O   imposing redemption fees on short-term trading;
O   prohibiting purchases and transfers into specific Investment Options; and
O   imposing other limitations or restrictions.


The Funds have reserved the right to impose restrictions on exchange privileges or to reject a purchase or redemption order if, in the judgment of the Manager or a subadviser, a Fund would be unable to invest effectively in accordance with its investment objectives and policies. Excessive exchange activity can disrupt management strategy and increase expenses, which are borne by all shareholders, regardless of their activity.

The Funds or the issuers of contracts may make exceptions when imposing transfer restrictions if they determine a transfer is appropriate although it may technically violate policies and procedures. Factors that may, but are not required to be taken into consideration include the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event.


The Manager cannot guarantee that:
O the Funds' monitoring will be 100% successful in detecting all potentially disruptive trading activity; or
O the Funds' policies and procedures will successfully deter all potentially disruptive trading.


The Funds retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. The retention of some level of discretion may result in disparate treatment among market timers and it is possible that other owners could incur adverse consequences if some owners are able to engage in practices that may constitute market timing that result in negative effects.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES
12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds pay an annual Rule 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.


--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for the Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract.

Persons investing in variable annuity contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

--------------------------------------------------------------------------------
The Allianz Variable Insurance Products Trust -- AZL TargetPLUS Equity Fund and AZL First Trust Target Double Play Fund Prospectus January 23, 2007

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.



--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE FUNDS
THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS):
Each Fund's annual and semi-annual reports to shareholders will contain additional information about the Funds' investments. In the annual reports, once they are available, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

PROXY VOTING RECORDS
Once they are available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.



YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

-------------------------------- ----------------------------- ----------------------------- -------------------------------
SHAREHOLDER REPORTS              Contact a broker or           Contact the Funds at:         Access the Allianz Life
AND THE SAI                      investment adviser that       3435 STELZER ROAD,
                                 sells products that offer     COLUMBUS, OHIO 43219          website at:
                                 the Funds.                    (TOLL-FREE) 1-877-833-7113    HTTPS://WWW.ALLIANZLIFE.COM
-------------------------------- ----------------------------- ----------------------------- -------------------------------
-------------------------------- -------------------------------------------------------------------------------------------
PROXY VOTING RECORDS             Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
-------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in CityplaceWashington, StateD.C. For hours of operation, call 1-202-551-8090.

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.





Investment Company Act file no. 811-9491







                       STATEMENT OF ADDITIONAL INFORMATION



                     AZL FIRST TRUST TARGET DOUBLE PLAY FUND
                           AZL TARGETPLUS EQUITY FUND


                    EACH A "FUND" AND COLLECTIVELY "FUNDS" OF
             ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                                JANUARY 23, 2007



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund dated January 23, 2007, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Shareholder Reports (once the Shareholder Reports become available) may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

                                TABLE OF CONTENTS

       INVESTMENT STRATEGIES AND POLICIES......................................2
          THE FUNDS............................................................2
       ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES.3
          COMMERCIAL PAPER.....................................................4
          VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES............4
          FOREIGN SECURITIES...................................................4
          SECURITIES OF OTHER INVESTMENT COMPANIES.............................6
          U.S. GOVERNMENT OBLIGATIONS..........................................7
          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES..........................7
          CORPORATE DEBT SECURITIES............................................7
          ILLIQUID SECURITIES..................................................8
          REPURCHASE AGREEMENTS................................................8
          REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS.............9
          LENDING OF PORTFOLIO SECURITIES......................................9
          COMMON STOCKS........................................................9
          PREFERRED STOCKS.....................................................9
          CONVERTIBLE SECURITIES..............................................10
          SPECIAL SITUATION COMPANIES.........................................10
          WARRANTS AND RIGHTS.................................................10
          REAL ESTATE INVESTMENT TRUSTS.......................................10
          RISKS OF TECHNIQUES INVOLVING LEVERAGE..............................11
       INVESTMENT RESTRICTIONS................................................12
       PORTFOLIO TURNOVER.....................................................13
       DISCLOSURE OF PORTFOLIO HOLDINGS.......................................13
       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................15
          NET ASSET VALUE.....................................................15
          VALUATION OF THE FUNDS..............................................15
          REDEMPTION IN KIND..................................................15
       MANAGEMENT OF THE TRUST................................................16
          TRUSTEES AND OFFICERS...............................................16
          APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS..........19
          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................23
          THE MANAGER.........................................................23
          THE SUBADVISER......................................................24
          PORTFOLIO MANAGER COMPENSATION......................................26
          PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS..............27
          AFFILIATED PERSONS..................................................27
          PORTFOLIO TRANSACTIONS..............................................27
          AFFILIATED BROKERS..................................................28
          ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT...................28
          DISTRIBUTOR.........................................................29
          CUSTODIAN...........................................................30
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................30
          LEGAL COUNSEL.......................................................30
          CODES OF ETHICS.....................................................30
          LICENSING ARRANGEMENTS..............................................31
       ADDITIONAL INFORMATION.................................................33
          DESCRIPTION OF SHARES...............................................33
          VOTE OF A MAJORITY OF THE OUTSTANDING SHARES........................35
          ADDITIONAL TAX INFORMATION..........................................35
          ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS.....................37
          PERFORMANCE INFORMATION.............................................37
          YIELDS OF THE FUNDS.................................................38


                                       i
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

          CALCULATION OF TOTAL RETURN.........................................38
          MISCELLANEOUS.......................................................38
          FINANCIAL STATEMENTS................................................39
          PROXY VOTING POLICIES AND PROCEDURES................................39
       APPENDIX A.............................................................40
          COMMERCIAL PAPER RATINGS............................................40
          CORPORATE AND LONG-TERM DEBT RATINGS................................42
       APPENDIX B -- PROXY VOTING POLICIES....................................45
          ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST...........................45
          ALLIANZ LIFE ADVISERS, LLC (AZL)....................................47
          FIRST TRUST PROXY VOTING POLICY.....................................50



                                       ii
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

                       STATEMENT OF ADDITIONAL INFORMATION


The Trust is an open-end management company organized in July 1999 as a Delaware business trust. The Trust offers 32 variable net asset value funds, including the AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund (which the Trust will begin offering on or about January 2, 2007), and one money market fund as investment options. The funds of the Trust (each individually a "VIP Fund" and collectively the "VIP Funds") include the following:

AZL AIM Basic Value Fund
AZL AIM International Equity Fund
AZL Columbia Technology Fund (formerly AZL Oppenheimer Emerging Technologies
Fund)
AZL Davis NY Venture Fund
AZL Dreyfus Founders Equity Growth Fund
AZL Dreyfus Premier Small Cap Value Fund
AZL First Trust Target Double Play Fund
AZL Franklin Small Cap Value Fund
AZL Jennison 20/20 Focus Fund
AZL Jennison Growth Fund
AZL Legg Mason Growth Fund
AZL Legg Mason Value Fund
AZL LMP Large Cap Growth Fund
AZL LMP Small Cap Growth Fund
AZL Money Market Fund
AZL Neuberger Berman Regency Fund
AZL OCC Opportunity Fund (formerly AZL Oppenheimer Emerging Growth Fund)
AZL OCC Renaissance Fund
AZL OCC Value Fund
AZL Oppenheimer Developing Markets Fund
AZL Oppenheimer Global Fund
AZL Oppenheimer International Growth Fund
AZL Oppenheimer Main Street Fund
AZL PIMCO Fundamental indexPLUS Total Return Fund
AZL Van Kampen Aggressive Growth Fund
AZL TargetPLUS Equity Fund
AZL Van Kampen Comstock Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Global Franchise Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen Mid Cap Growth Fund
AZL Van Kampen Strategic Growth Fund



See "Additional Information - Description of Shares" for further information regarding the VIP Funds.

The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Funds' Prospectus.


                                       1
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND POLICIES

THE FUNDS


AZL FIRST TRUST TARGET DOUBLE PLAY FUND ("TARGET DOUBLE PLAY FUND")

AZL TARGETPLUS EQUITY FUND ("TARGETPLUS EQUITY FUND")


In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies," the following sets forth specific limitations in certain investments for the Funds. These limitations may be changed without a shareholder vote, except for those designated as fundamental under the section entitled "Investment Restrictions" in this Statement of Additional Information. Fundamental limitations may be changed by a vote of the majority of the outstanding shares of a particular Fund. A majority means the lesser of (a) 67% of the voting power of the shares of the Fund present at a meeting where more than 50% of the outstanding voting power of the Fund is present in person or by proxy, or (b) more than 50% of the outstanding voting power of the Fund.

TARGET DOUBLE PLAY FUND. The Fund may invest up to up to 15% of its net assets in illiquid securities, including restricted securities (see "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities").


TARGETPLUS EQUITY FUND. The Fund may invest up to up to 15% of its net assets in illiquid securities, including restricted securities (see "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities").



                                       2
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
INVESTMENT POLICIES

The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. An "N" indicates the Fund (1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investments and techniques listed in the table. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).



---------------------------------- ------------- -----------
                                      TARGET     TARGETPLUS
---------------------------------  DOUBLE PLAY   EQUITY
TYPE OF INVESTMENT OR TECHNIQUE        FUND         FUND
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
U.S. common stocks Y Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Preferred stocks                        Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Small company stocks                    Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Special situation companies             Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Illiquid securities                     Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Restricted securities                   Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
When-issued / delayed-delivery          Y            Y
securities
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Investment companies (including         Y            Y
SPDRs)
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Real estate investment trusts           Y            Y
(REITS)
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Securities of foreign issuers           Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Depositary receipts                     Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Securities from developing              N            Y
countries/emerging markets
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Convertible securities                  Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Long-term corporate debt                N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Short-term corporate debt               Y            Y
(commercial paper)
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Floating and variable rate              Y            Y
securities
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Repurchase agreements                   Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Reverse repurchase agreements           Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Loan Participation Interests            N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Non-investment grade debt               N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Asset Backed Securities                 Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Sovereign debt (foreign)                N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Stripped Mortgage Securities            N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Bank obligations                        N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
U.S. Government securities Y Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Zero Coupon/Pay-in Kind                 N            N
Securities
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Mortgage-related securities             N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Collateralized mortgage                 N            N
obligations
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Mortgage dollar rolls                   N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Guaranteed Investment Contracts         N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Warrants and Rights                     Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Futures                                 N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Options                                 N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Foreign currency options and            N            N
futures
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Forward currency contracts              N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Borrowing money                         Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Lending portfolio securities            Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Short sales (against the box)           N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Taxable and tax exempt                  N            N
municipal securities
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Swap Agreements                         N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Money market instruments                Y            Y
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Delayed funding loans and
revolving                               N            N
credit facilities
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Structured notes                        N            N
---------------------------------- ------------- -----------
---------------------------------- ------------- -----------
Event-linked exposure                   N            N
---------------------------------- ------------- -----------



                                       3
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

COMMERCIAL PAPER
Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.


The Funds may invest in commercial paper rated in any rating category or not rated by a nationally recognized statistical rating organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
The Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN SECURITIES
The Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.


Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.


                                       4
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.


INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS. The
Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.


Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.


The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.


Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS. For many foreign securities, U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an


                                       5
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. The Funds may also invest in European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.


Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.




SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may not invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. However, as permitted by the 1940 Act, the Funds may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

EXCHANGE TRADED FUNDS. The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:


o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o "ISHARES" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.


ETFs involve many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.



                                       6
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

U.S. GOVERNMENT OBLIGATIONS
The Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.


Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
The Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Subadviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.





CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.




                                       7
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade Securities.




ILLIQUID SECURITIES
Securities in which the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.


The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.


Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Funds may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities.


Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


REPURCHASE AGREEMENTS
Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified


                                       8
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
The Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.




LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by the Manager.


COMMON STOCKS
The Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.


                                       9
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

CONVERTIBLE SECURITIES
The Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

The Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

SPECIAL SITUATION COMPANIES
The Funds may invest in "special situation companies." Special situation companies include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

WARRANTS AND RIGHTS
Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.


Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.


REAL ESTATE INVESTMENT TRUSTS
Certain Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real


                                       10
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.




RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, the Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Subadviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, which exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.




                                       11
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
The following investment restrictions may be changed with respect to a Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees.

Neither Fund may:
1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.
2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and
    (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.
3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.
4. With respect to the TargetPLUS Equity Fund only, purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.
5. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.
6. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.
7. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing.

For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.


With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 7 above, and as a non-fundamental policy which may be changed without the vote of shareholders, neither Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.


Each Fund may invest more than 25% of its assets in the securities of issuers in any single industry if the applicable investment strategy for the Fund selects securities in a manner that results in such a concentration. Notwithstanding the foregoing, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, and its agencies or instrumentalities.


Although the Target Double Play Fund is non-diversified, it is nonetheless required, pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), to meet certain diversification requirements in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Target Double Play Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of their total assets is represented by cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the


                                       12
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
total assets of the Target Double Play Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of total assets of the Target Double Play Fund is invested in the securities of any issuer (other than securities issued by the U.S. government, it agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that the Target Double Play Fund controls and that are engaged in the same or similar trades or businesses.

The Code also imposes certain diversification requirements on the investment of segregated accounts underlying variable annuity and life insurance contracts. The Target Double Play also will remain subject to these diversification requirements.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. Neither Fund may:

1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.
3.  Purchase securities of companies for the purpose of exercising control.
4. Except as noted otherwise elsewhere in this SAI, invest more than 15% of its net assets in illiquid securities.
5. Invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.


--------------------------------------------------------------------------------
PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

If a particular Fund changes subadvisers in any given year, the fund may experience a significant variation in the turnover rate due to the replacement of existing holdings by the new subadviser.


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Life Advisers, LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows:

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete


                                       13
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' reports and Forms N-Q are available free on the EDGAR Database on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-551-8090, by mailing an e-mail request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549.

In order to assure that any disclosure of portfolio holdings is in the best interest of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Life Advisers, LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. In addition, the Funds' administrator, custodian, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust.

Information regarding portfolio holdings may be provided to anyone upon request 30 days after the date of the information.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions.

RECIPIENT (HOLDINGS)                                          FREQUENCY             DELAY BEFORE DISSEMINATION
____________________________________________________________  ____________________  ___________________________
The Northern Trust Co. (Fund Custodian)                       Daily                 None
BISYS Fund Services (Fund Accountant, Administrator and       Daily                 None
Transfer Agent)
Institutional Shareholder Services (proxy voting services)    As necessary          None
Factset                                                       Daily                 1 day
Bloomberg                                                     Quarterly             31 Calendar days after quarter end
Lipper                                                        Quarterly             31 Calendar days after quarter end
S&P                                                           Quarterly             31 Calendar days after quarter end
Morningstar Associates, LLC                                   Quarterly             61 Calendar days after quarter end
Thomson/Vestek                                                Daily                 31 Calendar days after quarter end

There is no assurance that the Fund's policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.



                                       14
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

--------------------------------------------------------------------------------

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The shares of the Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see "Shareholder Information -- Pricing of Fund Shares") on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE FUNDS
Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Trust.

REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.




                                       15
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.


o The Audit Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the fiscal year ended December 31, 2005 and four times during the first eleven months of calendar year 2006. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

o The Investment Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean, and Mr. Reeds, was established on December 15, 2005, and did not meet during the fiscal year ended December 31, 2005 and met four times during the first eleven months of calendar year 2006. The functions of the Investment Committee include evaluating and supervising the Manager and subadvisers to the various investment portfolios of the Trust. Prior to its formation, the Investment Committee's functions were performed by the full Board.

o The Nominating and Corporate Governance Committee (formerly the Nominating Committee), made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met once during the fiscal year ended December 31, 2005 and four times during the first eleven months of calendar year 2006. The functions of the Nominating and Corporate Governance Committee include evaluating the operations of the Board of Trustees, considering and recommending best practices to the Board of Trustees, determining compensation of Trustees, and advising the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider, nor does it advise the Board of Trustees with regard to nominees recommended by shareholders of the Trust.

o The Valuation and Investment Policy Committee (formerly the Pricing Committee), made up of Jeffrey Kletti, Darin Egbert, Brian Muench, Michael
    J. Tanski, Joel M. Peterson and Bradley J. Quello, met 11 times during the fiscal year ended December 31, 2005 and twelve times during the first eleven months of calendar year 2006. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Committee determines the fair value of illiquid and other holdings.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently eight Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:


NON-INTERESTED TRUSTEES*

                                                                                                                 OTHER
                            POSITIONS                                                        NUMBER OF       DIRECTORSHIPS
                            HELD WITH       TERM OF                                         PORTFOLIOS       HELD OUTSIDE
                           ALLIANZ VIP     OFFICE**/                                       OVERSEEN FOR           THE
                           AND VIP FOF     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    ALLIANZ VIP AND   ---------------
NAME, ADDRESS, AND AGE        TRUST       TIME SERVED            PAST 5 YEARS              VIP FOF TRUST     FUND COMPLEX
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Harrison Conrad, Age 72      Trustee      Since 10/99   Retired; Board member of                36               None
79 Dorchester Road                                      Capital Re Corporation, a
Darien, CT  06820                                       financial-guaranty re-insurer
                                                        from 1995 to December 1999;
                                                        Retired from JP Morgan after
                                                        34 years.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------


                                       16
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI
 January 23, 2007




Roger Gelfenbien, Age 63     Trustee      Since 10/99   Retired; Partner of Accenture           36              Webster
23680 Peppermill Court                                  from 1983 to August 1999.                              Financial
Bonita Springs, FL                                                                                           Phoenix Edge
34134                                                                                                            Funds
                                                                                                              (32 Funds)
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Dickson W. Lewis, Age 58     Trustee       Since 2/04   Vice President/ General                 36               None
2355 Abingdon Way                                       Manager of Jostens, Inc., a
Long Lake, MN  55356                                    manufacturer of school
                                                        products, 2001 to present;
                                                        Senior Vice President of
                                                        Fortis Group, a Life insurance
                                                        and Securities company, 1997
                                                        to 2001; Consultant to
                                                        Hartford Insurance Co., 2001.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Claire R. Leonardi, Age      Trustee       Since 2/04   General Partner of Fairview             36           University of
51                                                      Capital, L.P., a venture                               CT Health
Kickerville Rd                                          capital fund-of-funds, 9/94 to                          Center
Long Lake, NY  12847                                    present.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Arthur C. Reeds  III,        Trustee      Since 10/99   Retired Senior Investment               36            Connecticut
Age 62                                                  Officer, Hartford Foundation                        Water Service,
44 Foxboro Road                                         for Public Giving from                                   Inc.
Essex, CT  06426                                        September 2000 to January,
                                                        2003; Chairman, Chief
                                                        Executive and President of
                                                        Conning Corp., a money
                                                        manager, from September 1999
                                                        to March 2000; Investment
                                                        Consultant from 1997 to
                                                        September 1999.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------

Peter W. McClean, Age 62     Trustee       Since 2/04   Retired; President and CEO of           36              Cyrus,
18 Covewood Drive                                       Measurisk, LLC, a market risk                        Reinsurrance
Rowayton, CT  06853                                     information company, 2001 to                             MoA,
                                                        2003; Chief Risk Management                           Hospitality
                                                        Officer at Bank Of Bermuda                              Energy
                                                        Ltd., April 1996 to August                           Capital, LLC
                                                        2001.                                               Advisory Board


INTERESTED TRUSTEES***
                                                                                                                 OTHER
                            POSITIONS                                                        NUMBER OF       DIRECTORSHIPS
                            HELD WITH       TERM OF                                         PORTFOLIOS       HELD OUTSIDE
                           ALLIANZ VIP     OFFICE**/                                       OVERSEEN FOR           THE
                           AND VIP FOF     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    ALLIANZ VIP AND   ---------------
NAME, ADDRESS, AND AGE        TRUST       TIME SERVED            PAST 5 YEARS              VIP FOF TRUST     FUND COMPLEX
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Jeffrey Kletti, Age 40     Chairman of     Since 2/04   President, Allianz Life                 36               None
5701 Golden Hills Drive   the Board and                 Advisers, LLC, 2005  to
Minneapolis, MN  55416      President                   present; formerly Senior Vice
                                                        President, 2000 to 2005.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------
Frank C. Tonnemaker,         Trustee      Since 10/06   President and CEO, Allianz              36               None
Age 50                                                  Life Financial Services,
5701 Golden Hills Drive                                 10/2005 to present.; Managing
Minneapolis, MN  55416                                  Director of Crosswater
                                                        Financial Corporation,
                                                        2003 to 2005; VP and
                                                        Regional Manager of Bel
                                                        Air Investment Advisors,
                                                        LLC, 2002 to 2003; VP
                                                        and Divisional Sales
                                                        Manager of Goldman Sachs
                                                        & Co., 2000 to 2002.
------------------------- --------------- ------------- -------------------------------- ------------------ ----------------


OFFICERS
                                                                                                                 OTHER
                             POSITIONS                                                       NUMBER OF       DIRECTORSHIPS
                             HELD WITH       TERM OF                                        PORTFOLIOS       HELD OUTSIDE
                            ALLIANZ VIP     OFFICE**/                                      OVERSEEN FOR           THE
                            AND VIP FOF     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    ALLIANZ VIP AND   ---------------
NAME, ADDRESS, AND AGE         TRUST       TIME SERVED           PAST 5 YEARS              VIP FOF TRUST     FUND COMPLEX
------------------------- ---------------- ------------ -------------------------------- ------------------ ----------------
Michael Radmer, Age 61       Secretary     Since 2/02   Partner, Dorsey and Whitney             N/A               N/A
Dorsey & Whitney LLP,                                   LLP since 1976.
Suite 1500
50 South Sixth Street
Minneapolis, MN
55402-1498
------------------------- ---------------- ------------ -------------------------------- ------------------ ----------------



                                       17
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI
 January 23, 2007





------------------------- ---------------- ------------ -------------------------------- ------------------ ----------------
Troy Sheets, Age 35         Treasurer,     Since 9/02   Vice President of Financial             N/A               N/A
BISYS Fund Services,         Principal                  Services of BISYS Fund
Inc.                        Accounting                  Services from 2002 to present;
3435 Stelzer Road           Officer and                 Audit Manager with KPMG LLP
Columbus, OH  43219          Principal                  from 1998-2002.
                             Financial
                              Officer
------------------------- ---------------- ------------ -------------------------------- ------------------ ----------------
------------------------- ---------------- ------------ -------------------------------- ------------------ ----------------
Stephen G. Simon , Age         Chief       Since 11/06  Chief Compliance Officer,               N/A               N/A
38                          Compliance                  Allianz Life Advisers, LLC,
5701 Golden Hills Drive     Officer and                 July 2004 to present;
Minneapolis, MN  55416    AML Compliance                President, Simon Compliance
                              Officer                   Consulting Ltd, May 2004 to
                                                        July 2004; Compliance Counsel,
                                                        Advantus Capital Management,
                                                        Inc., January 2002 to May 2004.
------------------------- ---------------- ------------ -------------------------------- ------------------ ----------------
------------------------- ---------------- ------------ -------------------------------- ------------------ ----------------
Brian Muench, Age 35      Vice President   Since 2/06   Vice President, Advisory                N/A               N/A
5701 Golden Hills Drive                                 Management, Allianz Life
Minneapolis, MN  55416                                  Advisers from December 2005 to
                                                        present; Assistant Vice
                                                        President, Investments,
                                                        Allianz Life from February
                                                        2002 to November 2005.


*   Member of the Audit Committee.
**  Indefinite.
*** Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.


The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005.
                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                          DOLLAR RANGE OF EQUITY    REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF DIRECTOR                          SECURITIES IN EACH FUND            IN FAMILY OF INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------
Harrison Conrad                                    None                                    None
79 Dorchester Road
Darien, CT 06820
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Roger Gelfenbien                                   None                                    None
23680 Peppermill Court
Bonita Springs, FL  34134
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Arthur C. Reeds III                                None                                    None
36 Fernwood Road
West Hartford, CT  06119
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Claire R. Leonardi                                 None                                    None
P.O. Box 549
Long Lake, NY  12847
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Dickson W. Lewis                                   None                                    None
2355 Abingdon Way
Long Lake, MN  55356
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Peter W. McClean                                   None                                    None
18 Covewood Drive
Rowayton, CT  06853
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Jeffrey Kletti                                     None                                    None
5701 Golden Hills Drive
Minneapolis, MN  55416
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------

Frank C. Tonnemaker                                None                                    None
5701 Golden Hills Drive
Minneapolis, MN  55416
----------------------------------------- ------------------------ ------------------------------------------------------


                                       18
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

        NAME             NAME OF OWNERS          COMPANY          TITLE OF CLASS         VALUE OF        PERCENT OF CLASS
                       AND RELATIONSHIPS
                          TO DIRECTOR                                                   SECURITIES
---------------------------------------------------------------------------------------------------------------------------
Harrison Conrad               N/A                  N/A                 None                N/A                  N/A
Roger Gelfenbien              N/A                  N/A                 None                N/A                  N/A
Arthur C. Reeds III           N/A                  N/A                 None                N/A                  N/A
Claire R. Leonardi            N/A                  N/A                 None                N/A                  N/A
Dickson W. Lewis              N/A                  N/A                 None                N/A                  N/A
Peter W. McClean              N/A                  N/A                 None                N/A                  N/A


-----------------------------------------------------------------------------------------------------------------------------


The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2005. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2005 in excess of $60,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


COMPENSATION TABLE 12/31/2004 THROUGH 12/31/2005

                              PENSION OR RETIREMENT
                                  AGGREGATE          BENEFITS ACCRUED AS       ESTIMATED ANNUAL
                              COMPENSATION FROM      PART OF THE TRUST'S        BENEFITS UPON         TOTAL COMPENSATION
     NAME OF TRUSTEE              THE TRUST               EXPENSES                RETIREMENT            FROM THE TRUSTS
----------------------------------------------------------------------------------------------------------------------------

                             NON-INTERESTED TRUSTEES
Harrison Conrad                  $52,875.00                  $0                      N/A                  $60,750.00
Roger Gelfenbien                 $52,875.00                  $0                      N/A                  $60,750.00
Arthur C. Reeds III              $51,625.00                  $0                      N/A                  $59,500.00
Peter McClean*                   $51,625.00                  $0                      N/A                  $59,500.00
Claire Leonardi*                 $52,875.00                  $0                      N/A                  $60,750.00
Dickson Lewis*                   $51,625.00                  $0                      N/A                  $59,500.00

                               INTERESTED TRUSTEE
Michael Ahles**                      $0                      $0                      N/A                      $0
Jeffrey Kletti*                      $0                      $0                      N/A                      $0

Frank C. Tonnemaker***               N/A                     N/A                     N/A                      N/A


*   Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Kletti were elected Trustees in February 2004.
** Mr. Ahles was elected Trustee in June 2005 and resigned as Trustee in August 2006.

*** Mr. Tonnemaker was elected Trustee in October 2006 and therefore did not serve on the Board during the period shown.


APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS
The Allianz Variable Insurance Products Trust (the "Trust") consists of 33 separate investment portfolios (collectively, the "Funds"), each of which is a series of the Trust. The Trust's investment manager, Allianz Life Advisers, LLC (the "Manager"), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.


In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust's Board of Trustees (the "Board" or the "Trustees") receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. The TargetPLUS Equity Fund and the Target Double Play Fund (the "First Trust Funds") will be offered only as investment options for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.


                                       19
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board's regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a "watch" list that it maintains, or remove a subadviser from the list. Although the Manager may use data in its evaluation of subadvisers, there are no objective criteria for placing a subadviser on the watch list. Rather, the Manager exercises its judgment on the factors that should be considered in determining whether a subadviser is properly fulfilling its responsibilities. In addition to reviewing data in determining whether a subadviser is carrying out its responsibilities, the Manager and the Board also consider subjective factors, such as reputational and other risks to the Trust and its shareholders that engaging a particular subadviser might entail. In assessing the ability of the Manager and the subadviser (together, the "Advisory Organizations") to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the "1940 Act"), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust's investment management agreement with the Manager (the "Advisory Agreement") and
(2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board's decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund's investment objectives; the Advisory Organizations' management philosophy, personnel, and processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that
(1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer; and (2) Allianz Life Investor Services, Inc., an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members (the "Independent Trustees") are fully informed about all facts bearing on the adviser's services and fees. The Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization's investment philosophy, personnel, and processes;



                                       20
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or "peer group" funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits an Advisory Organization may derive from its relationship with the Funds.

At an "in person" meeting held on November 29, 2006, the Board considered the recommendation of the Manager (1) to establish the First Trust Funds as new series or investment portfolios of the Trust and (2) to approve First Trust Advisors L.P. ("First Trust") as the subadviser of the Funds. At that meeting, the Trustees unanimously approved the new subadvisory agreement with First Trust (the "Subadvisory Agreement") and the Advisory Agreement (collectively, the "Agreements"). At the meeting, the Trustees reviewed materials furnished by the Manager pertaining to First Trust.

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940 (the "1940 Act"), and are not employees of or affiliated with the Fund, the Manager, or First Trust. Prior to voting, the Board reviewed the Manager's recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent ("disinterested") Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the First Trust Funds. The Board's decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board's conclusions regarding each factor.

     (1) THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE MANAGER AND FIRST TRUST.

The Board noted that the Manager, subject to the control of the Board, will administer the First Trust Funds' business and other affairs, and will be responsible for monitoring First Trust's day-to-day management of the First Trust Funds' investments.

The Board noted that the Manager will also provide the First Trust Funds with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the First Trust Funds) and executive and other personnel as will be necessary for the operation of the First Trust Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust's Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust's various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust's subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of administrative and other services in the fourth quarter of 2006, including the Manager's role in coordinating the activities of the Funds' other service providers, the Board


                                       21
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the First Trust Funds under the Advisory Agreement.

In deciding to approve First Trust as the Funds' subadviser, the Board considered particularly the experience and track record of First Trust's investment management personnel. The Board also noted First Trust's investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager's report, selecting First Trust as subadviser would likely benefit the First Trust Funds and their shareholders.

In reviewing the other various matters listed above, the Board concluded that First Trust was a recognized firm capable of competently managing the First Trust Funds; that the nature, extent, and quality of services that First Trust could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the First Trust Funds; that the services contemplated by the Subadvisory Agreement are substantially similar to those provided under the subadvisory agreements with the Trust's other subadvisers; that the Subadvisory Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that First Trust was staffed with a number of qualified personnel; and that the investment performance of First Trust was at least satisfactory.

     (2) THE INVESTMENT PERFORMANCE OF FIRST TRUST.

The Board received information about the performance of the passive quantitative investment strategies that First Trust will use to manage the First Trust Funds. The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included
(a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. The Board also received actual historical performance information for various time periods for accounts managed by First Trust using certain strategies that will be used in managing one or both of the First Trust Funds. On the basis of the information presented, the Board concluded that First Trust's investment performance was at least satisfactory.

     (3) THE COSTS OF SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER, FIRST TRUST, AND THEIR RESPECTIVE AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

The Manager presented to the Board the proposed advisory fees for the First Trust Funds and information setting forth "contractual" advisory fees and "actual" advisory fees after taking expense caps into account. The Manager proposed to cap the expenses of the First Trust Funds. Based on the information provided, the "actual" advisory fees payable by the First Trust Funds are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the First Trust Funds were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. After being capped by the Manager, the "total expense ratio" of the Funds will be below the median for generally comparable funds.

The Manager has committed to providing the First Trust Funds with a high quality of service and to working to reduce expenses over time, particularly as the First Trust Funds grow larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded therefore that the proposed expense ratios for the First Trust Funds were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement and noted that the fee schedule was the result of arm's-length negotiations between the Manager and First Trust. Based upon its review, the Board concluded that the fees proposed to be paid to First Trust were reasonable.

     (4) AND (5) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS, AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE.

The Board noted that the fee schedule for the First Trust Funds in the Advisory Agreement does not contain any "breakpoints" and that accordingly, the First Trust Funds and their shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the First Trust Funds grow larger. The Board noted that the fee schedule in the Subadvisory Agreement contains a "breakpoint" and that accordingly, the Manager would benefit in the event that the assets of either or both of the First Trust Funds exceed $250 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the First Trust Funds.


                                       22
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

The Board noted that in the fund industry as a whole, as well as among funds similar to the First Trust Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement was acceptable.


The Board will receive quarterly reports on the level of assets in the First Trust Funds. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider
(a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
All outstanding shares of the Funds are owned of record by the Allianz Life Variable Account A, Allianz Life Variable Account B, or Allianz Life of NY Variable Account C (the "Allianz Life Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. The Target Double Play Fund and TargetPLUS Equity Fund did not commence operations until on or after the date of this SAI. Therefore, as of the date of this SAI, the Trustees and officers of the Trust, as a group, beneficially owned none of the shares of either of these Funds of the Trust and no persons owned beneficially 5% or more shares of the Funds.


The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by the Allianz Life Separate Accounts or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees of the Trust, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER
Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.

For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:

         NAME OF FUND                                  MANAGEMENT FEE
         ------------------------------------------------------------
         Target Double Play Fund                             0.60%*
         TargetPLUS Equity Fund                              0.60%*


* The Manager and the Funds have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% until April 30, 2008.


The Manager may periodically elect to voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees


                                       23
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.


The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited, and other expenses reimbursed by the Manager, pursuant to the Expense Limitation Agreement at a later date when the Fund's actual expenses permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed any limits then in effect. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than any limit then in effect. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.


The Manager has contractually agreed to waive advisory fees through April 30, 2008, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:


         NAME OF FUND                             EXPENSE LIMITATION FOR FUND
         --------------------------------------------------------------------
         Target Double Play Fund                             0.79%
         TargetPLUS Equity Fund                              0.79%


Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Funds commenced operations on or after the date of this SAI and have therefore paid no advisory fees in the last three fiscal years.


The Manager and the Funds have also entered into a chief compliance officer agreement whereby an employee of an affiliate of the Manager serves as Chief Compliance Officer of the Trust. The Manager and the Funds have also entered into a compliance services agreement and an administrative services agreement whereby the Manager provides certain compliance oversight services and certain services in connection with the filing of documents with the SEC on behalf of the Funds. The fees paid to the Manager for the compliance oversight services are based on the Manager's expenses for personnel who provide these services including the expenses of the Chief Compliance Officer of the Trust. The fees for the filing services are calculated on an hourly rate.

THE SUBADVISER
The Manager has entered into a subadvisory agreement with First Trust Advisors, L.P. (the "Subadviser").

The Subadviser was selected by the Manager through a rigorous portfolio manager selection process, which includes researching the Subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, subject to approval by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust.



                                       24
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

The Subadviser's performance on behalf of the Funds is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.


The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of subadvisory agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a subadvisory agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios, and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of subadviser visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that each Fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up subadviser selection, regression analysis and universe comparisons. A number of "red flags" signal a more extensive and frequent manager review. These flags consist of returns inconsistent with the investment objective, changes in subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the subadviser's ability to meet investment objectives. The Manager monitors "back-up" additional subadvisers for each investment class so that, should a subadviser change be warranted, the transition can be effected on a timely basis.

Under the Subadvisory Agreement to the Funds, the Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for the Funds.

First Trust Advisors L.P. is the Subadviser for each Fund and receives a subadvisory fee per Fund of 0.35% of average daily net assets on the first $250 million in a Fund and 0.30% of average daily net assets in a Fund thereafter for its services.


The Funds commenced operations on or after the date of this SAI and therefore no subadvisory fees have been earned by the Subadviser in the last three fiscal years.


The Manager has entered into an agreement with the Subadviser whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in the prospectus for the Funds dated January 23, 2007 to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement or if any portion of the assets of either or both Funds are placed under the management of the Manager or another asset manager.


FIRST TRUST ADVISORS L.P.
First Trust Advisors L.P. ("First Trust"), located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is responsible for managing the investment strategies used by both of the Funds, subject to the supervision of the Manager and the Board of Trustees. No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

First Trust and First Trust Portfolios L.P., an affiliate of First Trust, were established in 1991 and at September 30, 2006, had approximately $26.5 billion in assets under management and supervision, of which approximately $1.1 billion was invested in trusts serving as underlying funds for variable annuity and insurance contracts.

OTHER MANAGED ACCOUNTS
The following chart reflects information at September 30, 2006, regarding accounts other than the listed Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rate as of the applicable date.





                                       25
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007



---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                             PORTFOLIO                                               OTHER POOLED
FUND                         MANAGER           REGISTERED INVESTMENT COMPANIES       INVESTMENT VEHICLES     OTHER ACCOUNTS
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
Target Double                Robert F. Carey   35 registered investment companies    0, $0                   3,440,
Play Fund
and
TargetPLUS Equity Fund                         with $2.3 billion in assets                                   $816 million
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                             Roger F. Testin   35 registered investment companies    0, $0                   3,440,
                                               with $2.3 billion in assets                                   $816 million
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                                               35 registered investment companies                            3,440,
                             Jon C. Erickson   with $2.3 billion in assets           0, $0                   $816 million
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                                               35 registered investment companies                            3,440,
                             David G. McGarel  with $2.3 billion in assets           0, $0                   $816 million
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                             Daniel J.         35 registered investment companies                            3,440,
                             Lindquist         with $2.3 billion in assets           0, $0                   $816 million
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------


None of the accounts managed by the First Trust Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the First Trust Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the First Trust Investment Committee. However, because the investment strategies of the Funds and other accounts managed by the First Trust Investment Committee are based on fairly mechanical investment processes, the First Trust Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the First Trust Investment Committee result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between a Fund and other accounts managed by the First Trust Investment Committee. None of the members of the First Trust Investment Committee own interests in the Funds.


The Subadviser has adopted certain compliance procedures which are designed to address conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2005 for the Subadviser. The portfolio managers are employed by the Subadviser, not by the Funds.


The compensation structure for each member of the First Trust Investment Committee is based on a fixed salary as well as a discretionary bonus determined by the management of the Subadviser. Salaries are determined by management and are based on an individual's position and overall value to the firm. Bonuses are also determined by management and are based on an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the First Trust Investment Committee are not based on criteria such as a Fund's performance or the value of assets included in a Fund's portfolio. In addition, Mr. Carey, Mr. Erickson, Mr. McGarel, and Mr. Lindquist have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.




                                       26
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2005, none of the Portfolio Managers for either of the Funds beneficially owned shares of any of the VIP Funds.

AFFILIATED PERSONS

The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.


  ---------------------- --------------------------- ---------------------------
  NAME                       POSITION WITH TRUST         POSITION WITH ADVISER
  ---------------------- --------------------------- ---------------------------
  ---------------------- --------------------------- ---------------------------
  Jeffrey Kletti             Trustee; President           Director; President
  ---------------------- --------------------------- ---------------------------
  ---------------------- --------------------------- ---------------------------
  Frank C. Tonnemaker              Trustee             Director; Vice President
  ---------------------- --------------------------- ---------------------------


PORTFOLIO TRANSACTIONS
Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for transactions on behalf of the Trust. The types of research services the Manager or Subadviser receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager or Subadviser by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust. The Manager and Subadviser also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager or Subadviser is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds.

While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker.

The Funds commenced operations on or after the date of this SAI and have therefore paid no brokerage commissions in the last three fiscal years.


                                       27
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

AFFILIATED BROKERS
The Funds commenced operations on or after the date of this SAI and therefore no brokerage commissions have been paid to any broker that is affiliated with the Trust, the Manager, or the Subadviser in the last three fiscal years.

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees of the Trust, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

Investment decisions for each Fund of the Trust are made independently from those made for the other Fund or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.


ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to an Amended and Restated Services Agreement dated November 1, 2006 (the "Services Agreement").


As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadviser under the Subadvisory Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.


As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service, matrix prices, or where necessary, fair value pricing information or adjustment factors from independent fair value pricing sources on all portfolio securities in order to mark the portfolio to



                                       28
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.


Under the terms of the Services Agreement, BISYS also provides a variety of compliance services utilized by the Chief Compliance Officer of the Trust.


BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including (a) a minimum annual base fee of $1,250,000; (b) an asset-based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds from $2 billion to $3 billion; 0.03% of the combined average daily net assets of the Funds from $3 billion to $5 billion; and 0.01% of the combined average daily net assets of the Funds over $5 billion; and (c) a fee of either $5,000 or $7,500 per Fund (depending on the number of securities held by the Fund) for fair value support services. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations. In addition, BISYS receives an annual fee of $85,000 from the Trust for the compliance services provided under the terms of the Services Agreement.



The Funds commenced operations on or after the date of this SAI and therefore BISYS was not entitled to receive any fees from the Funds as of the date of this SAI.

Currently, the Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term, provided that any such renewal is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.


DISTRIBUTOR
BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement dated December 15, 2005 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.




The Distribution Agreement was last approved by the Trust's Board of Trustees (including a majority of such Trustees who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on November 29, 2006 with respect to the Funds. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.



DISTRIBUTION PLAN. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.


The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.



                                       29
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

The Funds commenced operations on or after the date of this SAI and therefore no 12b-1 fees were earned from the Funds as of the date of this SAI.


Under the Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The plan with respect to the Target Double Play Fund and TargetPLUS
Equity Fund was initially approved on November 29, 2006. Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.



CUSTODIAN
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated as of May 31, 2001 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission. Each Code has been adopted pursuant to Rule 17j-1.



                                       30
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

LICENSING ARRANGEMENTS
In order to use the names of certain companies and their products or services in the strategies used to manage them, the Funds rely on licenses granted to First Trust.


"The Dow(SM)," "Dow Jones Industrial AverageSM," "DJIASM," and "Dow Jones Select Dividend IndexSM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and Allianz Life Advisers, LLC. Dow Jones does not sponsor, endorse, sell, or promote either of the Funds or the DowSM Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

Neither of the Funds is sponsored, endorsed, sold, or promoted by Dow Jones.
Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of purchasing the Funds. Dow Jones' only relationship to First Trust and Allianz Life Advisers, LLC is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz Life Advisers, LLC, or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Funds to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the Funds.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ LIFE ADVISERS, LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ LIFE ADVISERS, LLC.


"Value Line," "The Value Line Investment Survey," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. The AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the AZL First Trust Target Double Play Fund or the AZL TargetPLUS Equity Fund. First Trust Advisors L.P., Allianz Life Advisers, LLC, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.


Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the Funds, or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. The Funds' results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash. VLPI makes no warranty concerning the System, express or implied, including, but not limited to, any implied warranties of merchantability or fitness for a particular purpose or any implied warranties arising from usage of trade, course of dealing, or course of performance, and VLPI makes no warranty as to the potential profits or any other benefits that may be achieved by using the System or any information or materials generated therefrom. VLPI does not warrant that the System will meet any requirements or that it will be accurate or error-free. VLPI also does not guarantee any uses, information, data, or other results generated from the System. VLPI has no obligation or liability (i) in connection with the administration, marketing, or trading of the Funds; or (ii) for any loss, damage, cost, or expense suffered or incurred by any investor or other person or entity in connection with these


                                       31
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

Funds, and in no event shall VLPI be liable for any lost profits or other consequential, special, punitive, incidental, indirect, or exemplary damages in connection with the Funds.


"NYSE(R)" is a registered trademark of, and "NYSE international 100 IndexSM" is a service mark of, the NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The AZL TargetPLUS Equity Fund's strategy, based in part on the NYSE International 100 Index(SM), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the Funds. NYSE Group, Inc. has no relationship to First Trust or Allianz Life Advisers, LLC, other than the licensing of the NYSE International 100 Index (the "Index") and its service marks for use in connection the Funds.


NYSE GROUP, INC. DOES NOT:
o Sponsor, endorse, sell, or promote the Funds.
o Recommend that any person invest in the Funds or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the Funds.
o Have any responsibility or liability for the administration, management, or marketing of the Funds.
o Consider the needs of the Funds or the owners of the Funds in determining, composing, or calculating the Index or have any obligation to do so.



--------------------------------------------------------------------------------

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY,

O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:

    O THE RESULTS TO BE OBTAINED BY THE FUNDS, THE OWNER OF THE FUNDS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF
        THE INDEX AND THE DATA INCLUDED IN THE INDEX;
    O   THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
    O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS,
  OMISSIONS, OR INTERRUPTIONS IN THE INDEX OR ITS DATA;
O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE
  LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.


THE LICENSING AGREEMENT THAT PERMITS THE TRUST TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE FUNDS IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

The publishers of the DJIA, the Dow Jones Select Dividend IndexSM, the FT30 Index, the Hang Seng Index, and the NYSE International 100 Index are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, or Allianz Life Insurance Company of North America and have not participated in creating the Funds, the strategies used to manage the Funds, or the selection of securities for the Funds. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.





                                       32
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 33 series which include the Funds, each previously named and defined collectively as the "VIP Funds".


Each share of each VIP Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the VIP Funds' shares.


Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will be held when required by law, when or at such time as less than a majority of Trustees holding office have been elected by shareholders, or at such other time as the Trustees then in office deem it appropriate to call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.


The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

In addition to the 33 separate VIP Funds, the Trust previously offered five additional funds which ceased as an investment option effective May 1, 2002. These funds, the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund were merged into four existing USAZ and PIMCO funds on November 15, 2002. The merger was approved by shareholders under a business combination filing with the SEC.



                                       33
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
 January 23, 2007

Certain VIP Funds have been renamed since their inception. The following table includes each VIP Fund's date of inception and any previous names:


------------------------------------- --------- -------------------------- --------- --------------------------- ---------
                                        FUND      PREVIOUS NAME               DATES    PREVIOUS NAME                DATES
INVESTMENT OPTIONS                    INCEPTION
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL AIM Basic Value Fund               5/1/02
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL AIM International Equity Fund      5/1/02
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Columbia Technology Fund          11/5/01   AZL Oppenheimer Emerging   12/8/03   USAZ AllianceBernstein      11/5/01
                                                Technologies Fund          to        Technology Fund             to
                                                                           7/6/06                                12/7/03
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Davis NY Venture Fund             11/5/01   USAZ AllianceBernstein     11/5/01
                                                Growth and Income Fund     to
                                                                           3/7/04
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Dreyfus Founders Equity Growth    11/5/01   USAZ AllianceBernstein     11/5/01
Fund                                            Large Cap Growth Fund      to
                                                                           3/7/04
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Dreyfus Premier Small Cap Value    5/3/04
Fund
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Franklin Small Cap Value Fund      5/1/03   USAZ PIMCO NFJ Small Cap   5/1/03
                                                Value Fund                 to
                                                                           4/3/05
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Jennison 20/20 Focus Fund         4/29/05
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Jennison Growth Fund              4/29/05
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Legg Mason Growth Fund             5/1/02   USAZ AIM Dent              5/1/02
                                                Demographic Trends Fund    to
                                                                           4/3/05
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Legg Mason Value Fund              5/5/01   USAZ PIMCO PEA Growth      5/1/03    USAZ PIMCO Growth and       5/5/01
                                                and Income Fund            to        Income Fund                 to
                                                                           7/26/04                               4/30/03
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL LMP Large Cap Growth Fund          5/1/02   AZL Salomon Brothers       4/4/05    USAZ AIM Blue Chip Fund     5/1/02
                                                Large Cap Growth Fund      to                                    to
                                                                           11/6/06                               4/3/05
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL LMP Small Cap Growth Fund         4/29/05   AZL Salomon Brothers       4/29/05
                                                Small Cap Growth Fund      to
                                                                           11/6/06
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Money Market Fund                  2/1/00   AZOA Money Market Fund     11/5/01   USAllianz VIP Money         2/1/00
                                                                           to        Market Fund                 to
                                                                           4/30/02                               11/4/01
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Neuberger Berman Regency Fund      5/1/06
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL OCC Opportunity Fund               5/1/02   AZL Oppenheimer Emerging   5/1/02
                                                Growth Fund                to
                                                                           8/27/06
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL OCC Renaissance Fund              11/5/01   USAZ PEA Renaissance Fund  5/1/03    USAZ PIMCO Renaissance      11/5/01
                                                                           to        Fund                        to
                                                                           9/15/05                               4/30/03
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL OCC Value Fund                    11/5/01   USAZ PEA Value Fund        5/1/03    USAZ PIMCO Value Fund       11/5/01
                                                                           to                                    to
                                                                           9/15/05                               4/30/03
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Oppenheimer Developing Markets     5/1/06
Fund
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Oppenheimer Global Fund            5/3/04
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Oppenheimer International         11/5/01   USAZ Templeton Developed   5/1/02    AZOA Global Opportunities   11/5/01
Growth Fund                                     Markets Fund               to        Fund (merger)               to
                                                                           3/7/04                                4/30/02
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Oppenheimer Main Street Fund       5/3/04
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL PIMCO Fundamental IndexPLUS        5/1/06
Total Return Fund
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Aggressive Growth       5/1/01   USAllianz Aggressive       5/1/01
Fund                                            Growth Fund                to
                                                                           11/4/01
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Comstock Fund           5/1/01   USAllianz Comstock Fund    5/1/01
                                                                           to
                                                                           11/4/01
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Equity and Income       5/3/04
Fund
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Global Franchise Fund   5/1/03
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Global Real Estate      5/1/06
Fund
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Growth and Income       5/1/01   USAllianz Growth and       5/1/01
Fund                                            Income Fund                to
                                                                           11/4/01
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Mid Cap Growth Fund     5/1/01   USAZ VanKampen Growth      11/5/01   USAllianz Capital Growth    5/1/01
                                                Fund                       to        Fund                        to
                                                                           4/28/05                               11/4/01
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
------------------------------------- --------- -------------------------- --------- --------------------------- ---------
AZL Van Kampen Strategic Growth Fund   5/1/01   AZL Van Kampen Emerging    5/1/02    USAZ American Growth Fund   5/1/01
                                                Growth                     to        (name change) AZOA Growth   to
                                                                           11/6/06   Fund (merger) USAZ          4/30/02
                                                                                     Strategic Growth Fund
                                                                                     (merger)
------------------------------------- --------- -------------------------- --------- --------------------------- ---------

As of May 1, 2006, each fund previously designated by "USAZ" was changed to "AZL" to reflect the name change of the trust from USAllianz Variable Insurance Products Trust to Allianz Variable Insurance Products Trust.


On the date of this SAI, the Trust added the AZL First Trust Target Double Play Fund and the AZL TargetPLUS Equity Fund.


                                       34
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of

                                       35
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.


                                       36
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS
Each of the Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that a Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that a Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the Fund's shareholders. Therefore, the payment of this tax would reduce the Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.


                                       37
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract. Since shares of the Funds may be purchased only through a variable annuity contract, you should carefully review the prospectus of the variable annuity contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE FUNDS
Yields of each of the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

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 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI
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The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Such information may be available by reviewing the Registration Statement at www.sec.gov or copies of such information may be obtained from the SEC by payment of the prescribed fee.

Holders of variable annuity contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS
The Funds had not commenced operations as of the date of this SAI; therefore, no audited financial statements for the Funds are available. Once they are available, a copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge upon written request from Allianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust, Allianz Life Advisers and the Subadviser are located in Appendix B to this Statement of Additional Information.

Once they are available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/OptionInfo.aspx or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.

                                       39
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 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI
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--------------------------------------------------------------------------------

                                   APPENDIX A
COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" -- Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:


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 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI
 January 23, 2007
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"D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" -- Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

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 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI
 January 23, 2007
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CORPORATE AND LONG-TERM DEBT RATINGS
THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:
"AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as

                                       42
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 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI
 January 23, 2007
large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1. The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.


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                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

"BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" -- This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


                                       44
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007
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                       APPENDIX B -- PROXY VOTING POLICIES
                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PROXY VOTING POLICY AND PROCEDURES

I.  POLICY
    A. Basis for Proxy Voting. Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of its Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
    B. Delegation of Proxy Voting. The Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Fund securities its holds is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund management to the Trust's several Funds (each a "Specialist Manager"). Accordingly, the Board hereby delegates to each Specialist Manager the responsibility for voting proxies held by any Fund of the Trust and for which a Specialist Manager provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)

MONITORING PROXY VOTING. The Board further delegates to Allianz Life Advisers, LLC. ("AZL"), as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Specialist Manager votes proxies received with respect to Fund securities in a manner that is consistent with such Specialist Manager's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Specialist Manager.

II. PROCEDURES
    A. SPECIALIST MANAGER VOTING PROCEDURES; BOARD OVERSIGHT. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Specialist Manager as soon as reasonably practicable following the adoption of these procedures. Such Proxy Voting Policies or summaries thereof shall be presented to the Board not later than the first Board meeting scheduled to be held following the date on which Specialist Managers are required to comply with Rule 206(4)-6 (Proxy Voting) under the Investment Advisers Act of 1940.(3) The proxy voting policies and procedures of the Specialist Managers will be incorporated by reference herein, substantially in the form found in Appendices 1 through 7 to these Policies and Procedures. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually and the officers of the Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities).
    B. SPECIFIC MATTERS FOR REVIEW.
        1. CONFLICT OF INTEREST. The Trust recognizes that there may be instances in which a Specialist Manager (or affiliated persons of the Specialist Manager) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trust, the Trust's officers will evaluate the extant to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Specialist Manager had limited discretion in making a proxy voting decision in the event of a conflict of interests, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.
(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) The effective date of this rule is August 6, 2003.

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           interests of the Specialist Manager and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Specialist Manager may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Specialist Manager advises the Trust of such a conflict and its inability to vote, the Trust may direct the Specialist Manager to vote. In directing a Specialist Manager to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Specialist Managers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Specialist Manager that is unable to vote due to the conflict; or, any other consideration affecting the Trust.
        2. DIFFERENCES AMONG PROXY VOTING POLICIES. The Trust recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Specialist Managers (e.g. when more than one Fund (or two managed portions of the same Fund) hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trust that such circumstance will not be deemed to suggest improper action on the part of any Specialist Manager

C. VOTING RECORD REPORTING.
    1. MAINTENANCE OF SPECIALIST MANAGER VOTING RECORD. No less than annually, the Trust shall obtain from each Specialist Manager a record of each proxy voted with respect to Fund Securities of each Fund of the Trust served by that Specialist Manager during the year.(4)
    2. ANNUAL FILING ON FORM N-PX. The Trust shall file an annual report of each proxy voted with respect to Fund securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(5)

III.    REVOCATION
The delegation of the authority to vote proxies relating to Portfolio Securities of any Fund is entirely voluntary and may be revoked by the Trust, acting by resolution of the Board, in whole or in part, at any time.

IV. DISCLOSURES
    A. The Trust shall include in its registration statement:
        1. This policy and the Proxy Voting Procedures, or summaries thereof, of each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities)(6); and
        2. After June 30, 2004, a statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(7)

    B. The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
        1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to Fund securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.(8)
        2. A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(9)

(4) This record may be provided directly from the Specialist Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
(5) As it is used in this document, the term "conflict of interest" refers to a situation in which the Specialist Manager (or affiliated persons of the Specialist Manager) has a financial interest in a matter presented by a proxy that may compromise that Specialist Manager's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.
(6) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
(7) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
(8) This disclosure shall be included in the report next filed on behalf of the Funds after July 15, 2003.
(9) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

                                       46
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

                        ALLIANZ LIFE ADVISERS, LLC (AZL)
PROXY VOTING POLICY AND PROCEDURES

I.  POLICY
A. BASIS FOR PROXY VOTING. AZL as manager of the Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of the Trust's Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
B. DELEGATION OF PROXY VOTING. The Allianz Variable Insurance Products Trust Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Funds' securities is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund portfolio management of the Trust's several Funds (each a "Sub-Adviser"). Accordingly, AZL hereby delegates to each Sub-Adviser any responsibility it may have for voting proxies held by any Fund of the Trust and for which a Sub-Adviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)
C. MONITORING PROXY VOTING. The Board of the Funds has delegated to AZL, as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Sub-Adviser votes proxies received with respect to Fund securities in a manner that is consistent with such Sub-Adviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Sub-Adviser. On a quarterly basis, AZL shall circulate a form to each Sub-Adviser to document any material changes to the Sub-Advisers' Proxy Voting Policies, to obtain certification that each Sub-Adviser has complied with its adopted policies and is maintaining all records required under both the Investment Company Act of 1940 and the Investment Advisers Act of 1940, and to note how any proxy issues that involved material conflicts of interest were resolved.

II. PROCEDURES
A. OVERSIGHT OF SUB-ADVISER VOTING PROCEDURES. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Sub-Adviser as soon as reasonably practicable following the adoption of these procedures. The Proxy Voting Policies of the Sub-Advisers incorporated by reference herein. AZL shall use reasonable efforts to ensure that the Trust Board is notified promptly of any material changes in the Proxy Voting Policies of each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities).
B.  SPECIFIC MATTERS FOR REVIEW.
    1. CONFLICT OF INTEREST(3). AZL recognizes that there may be instances in which a Sub-Adviser (or affiliated persons of a Sub-Adviser) has a material conflict of interest in a matter presented by a proxy. In reviewing each Sub-Adviser's Proxy Voting Policies, the officers of AZL will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Sub-Adviser had limited discretion in making a proxy voting decision in the event of a material conflict of interest, or the existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a material conflict between the interests of the Sub-Adviser and the security issuer would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Sub-Adviser may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict of interest. In these circumstances, and where the Sub-Adviser advises AZL of such a conflict and its inability to vote, the AZL Proxy Committee may direct the manner in which the Sub-Adviser should vote.

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. IA-2106.
(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) As it is used in this document, the term "conflict of interest" refers to a situation in which the Specialist Manager (or affiliated persons of the Specialist Manager) has financial interest in a matter presented by a proxy that may compromise that Specialist Manager's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.

                                       47
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

    2. AZL PROXY COMMITTEE (THE "COMMITTEE"). The Committee shall consist of two AZL officers. The Committee will also have an adviser (the "Committee Adviser") appointed from the Legal Department of Allianz Life Insurance Company of North America, AZL's parent company. The Committee may abstain or refrain from voting proxy issues if:
        o the Committee does not receive timely notification of shareholder meeting,
        o the costs involved with voting the proxy outweigh the benefits of voting the proxy issue, or
        o the Committee does not receive adequate information regarding the proxy issue.

    In the event that the Committee makes a voting decision on a proxy issue:
        o the Committee shall communicate it's voting decision to the Sub-Adviser at least two days before the shareholder meeting,
        o all documents prepared by the Committee regarding the voting decision shall be forwarded to the Sub-Adviser for record keeping purposes, and
        o the Committee Adviser shall make a report to the Trust Board regarding the Committee's voting decision at the next Board meeting.

    In directing a Sub-Adviser to vote, the Committee will adhere to the following guidelines:
        a) If the Sub-Adviser has retained an independent third party proxy agent, the Committee will vote pursuant to the independent proxy agent's recommendation.
        b) If the Sub-Adviser has not retained an independent third party proxy agent, the Committee will review the proxy issue to determine if:
           o the security issuer is an affiliate of, or has a significant current or proposed business relationship with, Allianz Life Insurance Company of North America; or
           o where reasonably practicable, determine if the security issuer has a significant current or proposed business relationship with an affiliate of Allianz Life Insurance Company of North America.
    If such a relationship exists, the Committee will notify the Sub-Adviser that it will abstain from voting the proxy issue.

    If such a relationship does not exist, the Committee may rely on one or more of the following considerations in making a proxy voting decision:
           o the Proxy Voting Policies of the Sub-Adviser that is unable to vote due to the conflict;
           o the advice of an independent third party proxy agent retained by the Committee;
           o any voting decisions being made by other Sub-Advisers on the same proxy issue;
           o the advice of counsel; or
           o any other consideration affecting the Trust.
    3. DIFFERENCES AMONG PROXY VOTING POLICIES. AZL recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Sub-Advisers (e.g. when more than one Fund, or two managed portions of the same Fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of AZL that such circumstance will not be deemed to suggest improper action on the part of any Sub-Adviser
C. RECORD KEEPING REQUIREMENTS.
    1. MAINTENANCE OF SUB-ADVISER VOTING RECORD. AZL delegates to each Sub-Adviser responsibility for collecting and maintaining a record of each proxy voted with respect to Securities of each Fund of the Trust served by that Sub-Adviser during the year.(4)
    2. MAINTENANCE OF PROXY RECORDS REQUIRED BY THE INVESTMENT ADVISERS ACT OF 1940 (THE "ADVISERS ACT RULE"). AZL delegates to each Specialist Manger responsibility for collecting and maintaining all records required under the Advisers Act Rule in accordance with the rule. The Sub-Adviser may engage an independent third party proxy agent to assist in these record keeping requirements. These records include:
        o The Sub-Adviser's Proxy Voting Policies; o Proxy statements regarding Fund securities;

(4) This record may be provided directly from the Specialist Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.


                                       48
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

      o Records of all proxy votes cast including those cast at the instruction of AZL;
      o Records of written requests for proxy voting information and all written responses to requests for information;
      o Any documents prepared by the Sub-Adviser that were material to making a voting decision, or that memorialize the basis for the decision; and
      o Records sufficient to document proxy issues where the Sub-Adviser experienced a material conflict of interest were resolved in the best interests of the client.

III.REVOCATION
    The delegation of the authority to vote proxies relating to Fund Securities is entirely voluntary and may be revoked by AZL, acting by resolution of the AZL Board of Governors, in whole or in part, at any time.

IV. DISCLOSURES
    AZL shall include in the Trust's registration statement:
    1. This policy and a statement disclosing that this policy is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(5); and
    2. After June 30, 2004, a statement disclosing that information regarding how each Sub-Adviser voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(6).


(5) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
(6) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.


                                       49
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007

                         FIRST TRUST PROXY VOTING POLICY



1. It is the Subadviser's policy to seek to ensure that proxies for securities held by a Fund are voted consistently and solely in the best economic interests of the respective Fund.

2. The Subadviser shall be responsible for the oversight of a Funds proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.

3. The Subadviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Subadviser on the voting of proxies related to securities held by a Fund. ISS provides voting recommendations based on established guidelines and practices. The Subadviser has adopted these ISS Proxy Voting Guidelines.

4. The Subadviser shall review the ISS recommendations and generally will vote the proxies in accordance with such recommendations. Notwithstanding the foregoing, the Subadviser may not vote in accordance with the ISS recommendations if the Subadviser believes that the specific ISS recommendation is not in the best interests of the respective Fud.

5. If the Subadviser manages the assets or pension fund of a company and any of the Subadvisers clients hold any securities in that company, the Subadviser will vote proxies relating to such companys securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if the Subadviser has actual knowledge of any other type of material conflict of interest between itself and the respective Fund with respect to the voting of a proxy, the Subadviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.

6. If a Fund requests the Subadviser to follow specific voting guidelines or additional guidelines, the Subadviser shall review the request and follow such guidelines, unless the Subadviser determines that it is unable to follow such guidelines. In such case, the Subadviser shall inform the Fund that it is not able to follow the Fund's request.

7. The Subadviser may have clients in addition to the Funds which have provided the Subadviser with discretionary authority to vote proxies on their behalf. In such cases, the Subadviser shall follow the same policies and procedures.



                                       50
                  The Allianz Variable Insurance Products Trust
 AZL TargetPLUS Equity Fund - AZL First Trust Target Double Play Fund SAI January 23, 2007